Summary of accounting policies - Additional information (Detail) ¥ in Millions		12 Months Ended
	Apr. 01, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Apr. 01, 2019 JPY (¥)
Accounting Policy [Line Items]
Number of business segments		3
Net receivables arising from unsettled securities transactions		¥ 345,850	¥ 419,161
Depreciation and amortization charges of both owned and capital lease assets		57,924	71,579	¥ 70,928
Investments in equity securities		138,447	150,760
Restricted cash and restricted cash equivalents		473	229	226
Office buildings, land, equipment and facilities		349,365	338,984
Other liabilities		858,867	950,534
Certain cash margin amounts included in Receivables from other than customers [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	¥ 237,000
Certain cash margin amounts included in Payables to other than customers [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	237,000
Accounting Standards Update 2014-09 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Retained earnings	1,564
New accounting standards impact on Payables to other than customers	517
New accounting standards impact on Other long-term assets	1,750
New accounting standards impact on Deferred tax assets	¥ 703
Accounting Standards Update 2016-18 [Member]
Accounting Policy [Line Items]
Restricted cash and restricted cash equivalents		473
Accounting Standards Update 2017-07 [Member]
Accounting Policy [Line Items]
Reclassification from Compensation and benefits to Other expenses		1,020
Accounting Standards Update 2016-02 [Member]
Accounting Policy [Line Items]
Office buildings, land, equipment and facilities					¥ 169,277
Other liabilities					163,685
Retained earnings					¥ 5,592
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		97,904	111,297
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		40,543	39,463
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		45,818	58,300	56,186
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		¥ 12,106	¥ 13,279	¥ 14,742
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage		50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		3.00%